Submission	Sep. 05, 2024
Submission [Line Items]
Central Index Key	0000008670
Registrant Name	Automatic Data Processing, Inc.
Registration File Number	333-281920
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES